Subsequent Events	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Subsequent Events
Subsequent Events
On February 3, 2014, LIN Digital Media LLC, a wholly owned subsidiary, completed its acquisition of Federated Media Publishing, Inc. ("Federated Media"), which was subsequently converted into a Delaware limited liability company. Federated Media is an industry-leading digital content and conversational marketing company. For further information on this acquisition, see Note 2 — “Acquisitions.”

LIN Television
Entity Information [Line Items]
Subsequent Events
Subsequent Events
On February 3, 2014, LIN Digital Media LLC, a wholly owned subsidiary, completed its acquisition of Federated Media Publishing, Inc. ("Federated Media"). Federated Media is an industry-leading digital content and conversational marketing company. For further information on this acquisition, see Note 2 — “Acquisitions.”